SEGMENT REPORTING (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT INFORMATION

The Company has provided this segment information for all comparable prior periods. Segment information is summarized as follows:

	June 30, 2025	June 30, 2024
Oil and gas revenues	$1,069,505	$1,443,388
Lease operating expense	(1,394,411)	(1,405,429)
Depletion, depreciation, and amortization	(335,348)	(305,090)
General and administrative expenses	(1,761,060)	(1,623,973)
Total other loss, net	(403,460)	(208,042)
Result of oil and gas producing operations before income taxes	$(2,824,774)	$(2,099,146)
Segment net loss	$(2,824,774)	$(2,099,146)

Reconciliation of profit or loss
Adjustment and reconciling items	-	-
Consolidated net loss	$(2,824,774)	$(2,099,146)